CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 3,206,635	$ (2,061,769)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liability	(6,976,750)	(236,500)
Transaction costs associated with the Initial Public Offering	0	837,355
Interest earned on marketable securities held in Trust Account	(15,188)	(11,254)
Changes in operating assets and liabilities:
Prepaid expenses	116,155	(124,766)
Accounts payable and accrued expenses	2,821,479	1,162,558
Net cash used in operating activities	(847,669)	(434,376)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	0	(230,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	13,368
Net cash provided by (used in) investing activities	13,368	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	0	25,000
Proceeds from sale of Units, net of underwriting discounts paid	0	225,400,000
Proceeds from sale of Private Placement Units	0	6,500,000
Proceeds from promissory notes - related party	0	140,671
Repayment of promissory notes - related party	0	(140,671)
Payment of offering costs	(5,450)	(473,487)
Net cash (used in) provided by financing activities	(5,450)	231,451,513
Net Change in Cash	(839,751)	1,017,137
Cash - Beginning	1,017,137	0
Cash - Ending	177,386	1,017,137
Non-cash investing and financing activities:
Initial classification of common stock subject to redemption	0	230,000,000
Deferred underwriting fee payable	0	8,050,000
Offering costs included in accrued offering costs	$ 0	$ 5,450